INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX (Details) [Line Items]
Federal and provincial combined tax rate			27.00%	27.00%
Loss before income taxes	$ (13,754)	$ (10,175)	$ (25,891)	$ (45,884)
Loss from equity investment	$ 11	$ 11	4	96
Deferred tax assets, recognition of asset in future, share capital			390
Unrecognized tax benefits				0
Unrecognized tax benefits, income tax penalties and interest accrued				0
Investment
INCOME TAX (Details) [Line Items]
Loss before income taxes			25,891	45,884
Loss from equity investment			$ 4	$ 96